Derivative financial instruments, Breakdown of maturities of notional and fair value amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Loss on cash flow hedges	$ 70,953	$ 72,774	$ 55,841
Cap [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	756,339	478,314
Fair value	$ 8,230	$ 3,822
Cap [Member] | Up to 1 Year [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	42,324	24,261
Fair value	$ 347	$ 250
Cap [Member] | Between 1 and 2 Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	45,422	25,934
Fair value	$ 978	$ 262
Cap [Member] | Between 2 and 3 Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	48,215	27,880
Fair value	$ 396	$ 275
Cap [Member] | Subsequent Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	620,378	400,239
Fair value	$ 6,509	$ 3,035
Swap [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	2,231,611	1,860,355
Fair value	$ (329,731)	$ (349,266)
Swap [Member] | Up to 1 Year [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	139,939	75,837
Fair value	$ (13,224)	$ (12,383)
Swap [Member] | Between 1 and 2 Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	94,285	199,832
Fair value	$ (14,378)	$ (14,927)
Swap [Member] | Between 2 and 3 Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	103,536	83,897
Fair value	$ (15,923)	$ (13,957)
Swap [Member] | Subsequent Years [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Notionals	1,893,850	1,500,789
Fair value	$ (286,206)	$ (307,999)
Interest Rate Derivatives [Member] | Euros [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Maturity date	2030
Interest Rate Derivatives [Member] | Euros [Member] | Bottom of Range [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Percentage of notional amount of project debt hedged	87.00%
Average guaranteed interest rates	3.20%
Interest Rate Derivatives [Member] | Euros [Member] | Top of Range [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Percentage of notional amount of project debt hedged	100.00%
Average guaranteed interest rates	4.87%
Interest Rate Derivatives [Member] | U.S. Dollars [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Maturity date	2032
Interest Rate Derivatives [Member] | U.S. Dollars [Member] | Bottom of Range [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Percentage of notional amount of project debt hedged	70.00%
Average guaranteed interest rates	2.32%
Interest Rate Derivatives [Member] | U.S. Dollars [Member] | Top of Range [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Percentage of notional amount of project debt hedged	100.00%
Average guaranteed interest rates	5.27%
Interest Rate Derivatives [Member] | Cash Flow Hedge [Member]
Breakdown of Maturities of Notional and Fair Value Amounts [Abstract]
Loss on cash flow hedges	$ (70,953)	(72,774)	(55,841)
Gain (loss) on net amount of time value component	860	1,694	$ 4,234
After-tax result accumulated in equity	$ 80,968	$ 52,797